Related parties disclosure	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of	Year of	Share Capital		% ownership as of December 31,	% ownership as of December 31,	Nature of business
	incorporation	incorporation			2019	2018
WISeKey SA	Switzerland	1999	CHF	933,436	95.58%	95.35%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR	1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF	680,000	100.0%	100.0%	Non-operating investment company
WISeKey (Suisse) SA**	Switzerland	2002	CHF	100,000	100.0%	100.0%	Dormant
WISeKey ELA SL	Spain	2006	EUR	4,000,000	100.0%	100.0%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP	100,000	51.0%	51.0%	Non trading
WISeKey USA Inc*	U.S.A	2006	USD	6,500	100%*	100%*	Sales & support
WISeKey India Private Ltd***	India	2016	INR	1,000,000	45.9%	45.9%	Sales & support
WISeKey KK	Japan	2017	JPY	1,000,000	100.0%	100.0%	Sales & distribution
WISeKey Taiwan	Taiwan	2017	TWD	100,000	100.0%	100.0%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF	100,000	90.0%	90.0%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF	100,000	100.0%	100.0%	Financing, Sales & distribution
WISeCoin France R&D Lab SAS	France	2019	EUR	10,000	90.0%	not incorporated	Research & development
WISeKey Semiconductors GmbH	Germany	2019	EUR	25,000	100.0%	not incorporated	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR	200,000.00	51.0%	not incorporated	Sales & distribution

* 50% owned by WISeKey SA and 50% owned by WiseTrust SA
** dormant or in the process of being liquidated
*** 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG

Related party transactions and balances

	Receivables as at		Payables as at		Net expenses to			Net income from
Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
(in USD'000)	2019	2018	2019	2018	2019	2018	2017	2019	2018	2017
1 CarlosMoreira	-	8	-	-	-	-	12	-	209	-
2 Maryla Shingler-Bobbio	-	-	-	-	123	80	-	-	-	3
3 Philippe Doubre	-	-	40	54	114	80	-	-	-	-
4 Juan Hernández Zayas	-	-	37	62	165	88	-	-	-	-
5 Thomas Hürlimann	-	-	16	24	63	24	-	-	-	-
6 Dourgam Kummer	-	-	2	68	52	264	81	-	-	-
7 David Fergusson	-	-	22	31	161	47	224	-	-	-
8 Roman Brunner	-	-	-	418	426	242	-	87	-	-
9 Anthony Nagel	-	-	-	-	5	164	-	58	-	-
10 Harald Steger	-	-	-	-	-	445	-	-	-	-
11 Don Tapscott	-	-	-	200	-	394	-	-	-	-
12 Wei Wang	-	-	-	-	-	187	-	10	-	-
13 OISTE	119	-	-	92	219	221	219	140	-	88
14 Todd Ruppert	-	-	-	-	-	353	-	-	-	-
15 Edmund Gibbons Limited	-	-	-	451	479	173	130	36	434	431
16 Terra Ventures Inc	-	-	33	31	-	-	-	-	-	-
17 SAI LLC (SBT Ventures)	-	-	33	32	-	-	-	-	-	-
18 GSP Holdings Ltd	-	-	17	16	-	-	-	-	-	-
19 Indian Potash Limited	-	-	-	-	-	-	-	-	42	-
20 ACXIT Capital	-	-	-	-	-	-	1,302	-	696	-
21 Philippe Gerwill	-	-	-	-	14	-	-	-	-	-
22 Related parties of Carlos Moreira	-	-	2	-	360	-	-	-	-	-
23 Thomas J. Egger	-	-	-	-	-	-	129	-	-	-
Total	119	8	202	1,479	2,181	2,762	2,097	331	1,381	522

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. A short-term receivable in an amount of CHF 7,713.14 (USD 7,844) from Carlos Moreira was outstanding as at December 31, 2018, made up of short-term cash advances to Carlos Moreira for his travel expenses. This short-term receivable was cleared in 2019 when expense claims were processed.

A credit of CHF 204,633 (USD 209,314) was recorded in the income statement in 2018 in relation to a loan of 322,900 WIHN class B shares from Carlos Moreira to WISeKey on September 25, 2018. The equivalent of 100,000 WIHN class B shares was repaid by WISeKey in cash at market price CHF 3.22 per share, hence a repayment of CHF 322,000 on November 13, 2018, and the remaining 222,900 WIHN class B shares were delivered back to M. Moreira on December 28, 2018 as full and final repayment of the loan. The credit recorded in the income statement correspond to the accounting revaluation of the loan at market price at each transaction date, there was and will not be any cash paid to Carlos Moreira for this credit entry.

2. Maryla Shingler Bobbio is a former Board member of the Group, and former member of the Group’s audit committee and nomination & compensation committee. Ms. Shingler Bobbio resigned from WISeKey’s Board on November 21, 2019. The expenses recorded in the income statement in the year to December 31, 2019 relate to her Board fees.

3. Philippe Doubre is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The payable to Philippe Doubre as at December 31, 2019 and expenses recorded in the income statement in the year to December 31, 2019 relate to his Board fee.

4. Juan Hernandez-Zayas is a Board member of the Group, and member of the Group’s audit committee and the strategy committee, as well as a shareholder. The payable to Juan Hernandez-Zayas as at December 31, 2019 and expenses recorded in the income statement in the year to December 31, 2019 relate to his Board fees.

5. Thomas Hürlimann is a former Board member of the Group. Mr. Hürlimann did not seek reelection at the Group’s last Annual General Meeting on May 21, 2019. The payable to Thomas Hürlimann as at December 31, 2019 and expenses recorded in the income statement in the year to December 31, 2019 relate to his Board fees.

6. Dourgam Kummer is a Board member of the Group, as well as a shareholder. Since January 2019, Dourgam Kummer serves as Head of M&A of WISeKey and has therefore become an executive member of the Board. The payable to Dourgam Kummer as at December 31, 2019 relates to unpaid business expenses. The expenses recorded in the income statement in the year to December 31, 2019 relate to his Board fees up until December 31, 2018.

7. David Fergusson is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee, as well as a shareholder. The payable to David Fergusson as at December 31, 2019 and expenses recorded in the income statement in the year to December 31, 2019 relate to his Board fees.

8. Roman Brunner is the former Chief Revenue Officer of the Group and a shareholder. He entered into a loan agreement with WISeKey (Bermuda) Holding Ltd in 2007 and has made loans to WISeKey (Bermuda) Holding Ltd of varying amounts since 2004. The loan carried an interest rate of 5% per annum and had no fixed repayment date. Upon the divestiture of the QuoVadis Group on January 16, 2019, WISeKey repaid in full the loan from Mr. Brunner in an amount of USD 418,832.

9. Anthony Nagel is the former Chief Operations Officer of QuoVadis.

10. Harald Steger is a former member of the Group’s advisory committee.

11. Don Tapscott is a member of the Group’s advisory committee, and cofounder of The Tapscott Group Inc.

The Blockchain Research Institute (the “BRI”) is a division of The Tapscott Group Inc. On December 20, 2018 WISeKey and the BRI entered into an agreement to establish BlockChain Centers of Excellence and promote BlockChain technology worldwide.

12. Wei Wang is a former member of the Group’s advisory committee.

13. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. A member of the Board of Directors of WISeKey is also a member of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2019 and income recorded in the income statement in the year to December 31, 2019 relate to the facilities and personnel hosted by WISeKey SA on behalf of OISTE. In the year 2019, WISeKey SA invoiced OISTE CHF 138,610 (USD 139,506).

The expenses relating to OISTE recognized in 2019 are made up of license and royalty fees for the year 2019 under the contract agreement with WISeKey SA.

14. Todd Ruppert is a former investor in WISeKey.

15. Edmund Gibbons Limited had a 49% shareholding in QuoVadis Services Ltd which was 51% owned by WISeKey until the divestiture of the QuoVadis Group on January 16, 2019. QuoVadis Services Ltd had issued a promissory note to Edmund Gibbons Limited for USD 450,000 outstanding as at December 31, 2018. The note was non-interest bearing. Upon the divestiture of the QuoVadis Group on January 16, 2019, WISeKey repaid in full the loan from Edmund Gibbons Limited in an amount of USD 450,134.

16. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

17. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

18. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 02, 2017. The loan is non-interest bearing and has no set repayment date.

19. Indian Potash Limited has a 10% shareholding in WISeKey India Private Ltd.

20. ACXIT Capital Partners, an international corporate finance and investment advisory firm, has provided advisory services to WISeKey since 2014.

21. Philipp Gerwill is an external consultant for the group. On November 21, 2019, WISeKey granted options to Philipp Gerwill which were valued using the Black-Scholes model and the market price of the WIHN class B shares at grant. The stock-based expense recorded in 2019 was USD 14,197.

22. Two immediate family members of Carlos Moreira are employed by WISeKey SA and WISeKey USA respectively. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis. The aggregate employment remuneration of these two immediate family members amounted to USD 356,096 recorded in the income statement in 2019. The payable as at December 31, 2019 relates to unpaid business expenses.

Additionally, one other immediate family member of Carlos Moreira has access to WISeKey’s facilities for a cost of CHF 2,760 (USD 2,778) per annum, whilst another immediate family member was remunerated CHF 1,204 (USD 1,212) for services provided to WISeKey in January 2019.

23. Thomas J. Egger is a former Board member of the Group, and former member of the Group’s audit committee, as well as a shareholder.